Expenses and other expenses / revenues	12 Months Ended
Dec. 31, 2020
Expenses and other expenses / revenues
Expenses and other expenses / revenues

25. Expenses and other expenses / revenues

	12/31/2020	12/31/2019	12/31/2018
Type
Other revenues	11,172	37,372	8,401
Personnel	(285,094)	(245,836)	(185,274)
Depreciation and amortization (**)	(102,528)	(60,633)	(28,956)
Outsourced services	(80,588)	(49,794)	(30,234)
Commissions	(49,926)	(38,334)	(35,699)
Expenses with link	(3,473)	(1,006)	(3,453)
Travel and accommodation	(3,314)	(8,935)	(8,565)
Advertising and publicity	(14,016)	(12,255)	(12,623)
Maintenance and preservation	(13,920)	(15,491)	(14,713)
Possible losses (***)	(55,852)	(5,768)	(3,653)
Rents	(5,810)	(3,680)	(16,090)
IT expenses	(1,850)	(2,820)	(3,453)
Other	(34,615)	(27,754)	(15,563)
	(639,814)	(434,934)	(349,875)

Function
Administrative and general expenses	(310,742)	(219,916)	(168,596)
Sales expenses	(158,927)	(144,735)	(111,008)
Research and maintenance of software developed	(111,059)	(93,070)	(73,527)
Other operating revenue (expenses)	(59,086)	22,787	3,256
Total (*)	(639,814)	(434,934)	(349,875)

(*)  The amounts presented include R$ 100,607 (R$ 7,625 as of December 31, 2019) related to Linx Pay Meios de Pagamento Ltda. and its subsidiaries

(**)  The amount corresponding to the amortization of the right-of-use totals R$ 45,436

(***)  R$ 39,975 refers to operating losses of Linx Pay Meios de Pagamento Ltda, see note 2.4 and R $ 6,654 to cancellations and chargebacks